John Hancock Funds II

Supplement dated May 15, 2013 to the current Prospectus

John Hancock Retirement Living 2010-2050 Portfolios

John Hancock Retirement Choices 2010-2050 Portfolios

John Hancock Lifestyle Aggressive Fund

John Hancock Lifestyle Balanced Fund

John Hancock Lifestyle Growth Fund

John Hancock Lifestyle Moderate Fund

John Hancock Lifestyle Conservative Fund

John Hancock Alternative Asset Allocation Fund

(collectively “the Funds”)

The following information supplements the portfolio manager information in the Fund Summary section of the prospectus under the heading “Portfolio management” and the portfolio manager information in the Fund details section of the prospectus under the heading “Subadviser:”

Steve Orlich no longer serves as a portfolio manager of the Funds. Accordingly, all references to Steve Orlich as a portfolio manager on the investment management team of the Funds are removed from the Prospectuses and Statement of Additional Information for all share classes of the Funds. Bob Boyda and Steve Medina will continue as portfolio managers of the Funds.

Marcelle Daher, CFA, Scott McIntosh and Nathan Thooft, CFA have joined the portfolio management team responsible for managing the Funds. Accordingly, the portfolio manager information in the Fund Summary section of the prospectus under the heading “Portfolio management” is amended as follows:

Marcelle Daher, CFA

Managing Director, John Hancock Asset

Management a division of Manulife Asset

Management (US) LLC

Joined fund team in 2013

Scott McIntosh

Managing Director, John Hancock Asset

Management a division of Manulife Asset

Management (North America) Limited

Joined fund team in 2013

Nathan Thooft, CFA

Managing Director, John Hancock Asset

Management a division of Manulife Asset

Management (US) LLC

Joined fund team in 2013

The following information in the Fund details section of the prospectus under the heading “Subadviser” is revised and restated as follows:

Marcelle Daher, CFA

•	Managing Director of Asset Allocation, Portfolio Solutions Group (PSG)
•	Joined fund team in 2013
•	Vice President and Director of Investments, Investment Management Services, John Hancock Financial (2008-2011)
•	Began business career in 1999

Scott McIntosh

•	Managing Director and Head of Quantitative Research, PSG
•	Joined fund team in 2013

•	Assistant Vice President of Investment Management Services, Manulife Financial (2011-2012)
•	Began business career in 1997

Nathan Thooft, CFA

•	Managing Director of Asset Allocation, Portfolio Solutions Group (PSG)
•	Joined fund team in 2013
•	Vice President and Director of Investments, Investment Management Services, John Hancock Financial (2008-2011)
•	Began business career in 2000

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated May 15, 2013 to the current Statement of Additional Information

John Hancock Retirement Living 2010-2050 Portfolios

John Hancock Retirement Choices 2010-2050 Portfolios

John Hancock Lifestyle Aggressive Fund

John Hancock Lifestyle Balanced Fund

John Hancock Lifestyle Growth Fund

John Hancock Lifestyle Moderate Fund

John Hancock Lifestyle Conservative Fund

John Hancock Alternative Asset Allocation Fund

(collectively “the Funds”)

Marcelle Daher, CFA, Scott McIntosh and Nathan Thooft, CFA have joined the portfolio management team responsible for managing the Funds. Steve Orlich no longer serves as a portfolio manager of the Funds. Accordingly, all references to Steve Orlich as a portfolio manager on the investment management team of the Funds are removed from the Prospectuses and Statement of Additional Information for all share classes of the Funds. Bob Boyda and Steve Medina will continue as portfolio managers of the Funds.

The following is added to the portfolio manager information presented in Appendix B to the SAI relating to John Hancock Asset Management a division of Manulife Asset Management (North America) Limited regarding the portfolio managers of the Funds.

The following table reflects information as of May 15, 2013:

	Other Registered Investment Vehicles		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Scott McIntosh	None	None	None	None	None	None

There are no accounts that pay fees based upon performance.

Ownership of fund shares. The portfolio manager listed in the above table did not beneficially own any shares of the funds that he managed as of May 15, 2013.

The following is added to the portfolio manager information presented in Appendix B to the SAI relating to John Hancock Asset Management a division of Manulife Asset Management (US) LLC regarding the portfolio managers of the Funds.

The following table reflects information as of May 15, 2013:

	Other Registered Investment Vehicles		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Marcelle Daher, CFA	None	None	None	None	None	None
Nathan Thooft, CFA	None	None	None	None	None	None

There are no accounts that pay fees based upon performance.

Share Ownership by Portfolio Managers. As of the most recent fiscal year end of the Funds, none of the portfolio managers owned shares of any of the funds they managed, except as described below. The following tables indicate as of December 31, 2013 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the applicable Fund. For purposes of each table, the letters represent the range indicated below:

A - $0

B - $1 - $10,000

C - $10,001 - $50,000

D - $50,001 - $100,000

E - $100,001 - $500,000

F - $500,001 - $1,000,000

G - More than $1 million

Alternative Asset Allocation Fund

Portfolio Manager	Range of Beneficial Ownership
Nathan Thooft	C

Lifestyle Balanced Fund

Portfolio Manager	Range of Beneficial Ownership
Nathan Thooft	C

Lifestyle Growth Fund

Portfolio Manager	Range of Beneficial Ownership
Nathan Thooft	C

Lifestyle Aggressive Fund

Portfolio Manager	Range of Beneficial Ownership
Nathan Thooft	D

Retirement Living through 2045 Portfolio

Portfolio Manager	Range of Beneficial Ownership
Nathan Thooft	C

Alternative Asset Allocation Fund

Portfolio Manager	Range of Beneficial Ownership
Marcelle Daher	C

Lifestyle Growth Fund

Portfolio Manager	Range of Beneficial Ownership
Marcelle Daher	E

Retirement Living through 2030 Portfolio

Portfolio Manager	Range of Beneficial Ownership
Marcelle Daher	E

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.